Consolidated Statement of Stockholders' Equity (Deficit) (Parenthetical)	12 Months Ended
Dec. 31, 2017 USD ($)
Series C Convertible Preferred Stock [Member]
Warrant liability	$ 3,700,000
Loss on issuance convertible preferred stock	2,800,000
Series C-1 Convertible Preferred Stock [Member]
Warrant liability	1,500,000
Loss on issuance convertible preferred stock	$ 478,000